Segment and geographic information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) division source	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | division	3
Number of revenue sources | source	2
Property and equipment | $	$ 1,119,885	$ 856,085